Concentrations (Details) - Customer	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentrations (Textual)
Major customer definition as per company standards	A major customer is defined as a customer that represents 10% or greater of total sales.
Number of customers	2
One major customer [Member]
Concentrations (Textual)
Percentage of concentration risk	63.00%	72.00%
Two customers [Member] | Accounts receivable [Member]
Concentrations (Textual)
Percentage of concentration risk	32.00%	54.00%